CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Total	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Total Hollysys Automation Technologies Ltd. Stockholders' Equity [Member]	Noncontrolling Interest [Member]
Balance at Jun. 30, 2019		$ 947,160	$ 60	$ 2,236,346	$ 48,698	$ 708,515	$ (35,521)	$ 945,386	$ 1,774
Balance (in shares) at Jun. 30, 2019			60,342,099
Issuance of restricted shares			$ 1	(1)
Issuance of restricted shares (in shares)			195,000
Share-based compensation		40		40				40
Net income (loss) for the period		63,621				63,746		63,746	(125)
Appropriations to statutory reserves					729	(729)
Dividends paid		(12,713)				(12,713)		(12,713)
Translation adjustments		(13,253)					(14,331)	(14,331)	1,078
Balance at Dec. 31, 2019		984,855	$ 61	223,673	49,427	758,819	(49,852)	982,128	2,727
Balance (in shares) at Dec. 31, 2019			60,537,099
Balance at Jun. 30, 2020		988,886	$ 61	224,043	49,423	774,473	(63,517)	984,483	4,403
Balance (in shares) at Jun. 30, 2020			60,537,099
Issuance of restricted shares (in shares)	[1]		318,000
Share-based compensation		938		938				938
Net income (loss) for the period		51,762				51,913		51,913	(151)
Appropriations to statutory reserves					9,531	(9,531)
Dividends paid		(12,107)				(12,107)		(12,107)
Translation adjustments		83,653					83,449	83,449	204
Effect of change in accounting principle - ASC 326 (note 2)		(22,340)				(22,340)		(22,340)
Balance at Dec. 31, 2020		$ 1,090,792	$ 61	$ 224,981	$ 58,954	$ 782,408	$ 19,932	$ 1,086,336	$ 4,456
Balance (in shares) at Dec. 31, 2020			60,855,099

[1]	The impact to ordinary shares and additional paid-in capital upon issuance of restricted shares is less than $1.